Organization and Principal Activities	12 Months Ended
Dec. 31, 2021
Organization and Principal Activities
Organization and Principal Activities

1.Organization and Principal Activities

Onion Global Limited (the “Company”) was incorporated in the Cayman Islands on June 5, 2018 under the Cayman Islands Companies Law as an exempted company with limited liability. The Company through its consolidated subsidiaries, variable interest entity (the “VIE”) and subsidiaries of the VIE (collectively, the “Group”) is principally engaged in operating a key opinion consumer (“KOC”) oriented social ecommerce platform that offers high-quality branded products to consumers in the People’s Republic of China (the “PRC”). On May 7, 2021, the Company completed its IPO on the NASDAQ Global Select Market.

As of December 31, 2021,there have been no material changes to the Company’s major subsidiaries, the VIE and subsidiaries of the VIE since December 31, 2020.

The Group conducts all of its business in China through its subsidiaries, the VIE and subsidiaries of the VIE in the PRC. Despite the lack of technical majority ownership, the Company has effective control of the VIE through a series of contractual arrangements (the “Contractual Agreements”) and a parent-subsidiary relationship exists between the Company and the VIE. The equity interests of the VIE are legally held by PRC shareholders (the “Nominee Shareholders”). Through the Contractual Agreements, the Nominee Shareholders effectively assigned all their voting rights underlying their equity interests in the VIE to the WFOE, which the Company immediately re-assigned to their board of directors or any officer authorized by the board of directors via resolutions executed by the Company. Therefore, the Company has the power to direct the activities of the VIE that most significantly impact its economic performance. The Company also has the right to receive economic benefits via the WFOE and the obligation to absorb losses of the VIE, that potentially could be significant to the VIE. Based on the above, the Company consolidates the VIE in accordance with SEC Regulation SX-3A-02 and Accounting Standards Codification (“ASC”) 810, Consolidation (“ASC 810”).

1.	Organization and Principal Activities (Continued)

As of December 31, 2021, the Company’s major subsidiaries, the VIE and subsidiaries of the VIE are as follows:

			Percentage of
			direct or
		Place of	indirect
Entity Subsidiaries	incorporation/acquisition	incorporation	ownership	Principal activities

One Flew Over the Ocean Limited	July 12, 2018	BVI	100%	Investment holding
The Pearl of the East United Development Company Limited	July 26, 2018	Hong Kong	100%	Investment holding
Hong Kong Ocean Infinity Limited	January 31, 2019	Hong Kong	100%	Procurement/ Sale of merchandise
Peaches International Universal Limited	July 25, 2018	Hong Kong	100%	Procurement/ Sale of merchandise
Guangzhou Transasia Trading Co., Ltd.	July 10, 2018	PRC	100%	Investment holding
Guangzhou Ocean Unbounded Internet Co., Ltd.	July 16, 2019	PRC	100%	Procurement/ Sale of merchandise
Guangzhou Ocean Infinity Technology Co., Ltd.	January 26, 2018	PRC	100%	Procurement/ Sale of merchandise
Guangzhou Voyage Infinity Technology Co., Ltd.	February 19, 2019	PRC	100%	Procurement/ Sale of merchandise
Meissa International Co., Ltd	March 29, 2017	Korea	90%	Procurement/ Sale of merchandise

VIE
Guangzhou Onion Vogue Group Co., Ltd.	July 3, 2009	PRC	100%	ICP license provider

VIE’s subsidiaries
Guangzhou Onion Fans Technology Co., Ltd.	August 27, 2018	PRC	100%	Provision of subscription services
Doubletree (Tibet) Trading Co., Ltd.	August 19, 2016	PRC	100%	Provision of subscription services
Voyage of the Dawn Trading Limited	December 6, 2016	Hong Kong	100%	Procurement/ Sale of merchandise
Guangzhou Ocean Unbounded Technology Co.,Ltd	April 11, 2018	PRC	100%	Procurement/ Sale of merchandise

The VIE agreements

The Group conducts all of its business in China through its subsidiaries, the VIE and subsidiaries of the VIE in the PRC. Despite the lack of technical majority ownership, the Company has effective control of the VIE through a series of contractual arrangements (the “Contractual Agreements”) and a parent-subsidiary relationship exists between the Company and the VIE. The equity interests of the VIE are legally held by PRC shareholders (the “Nominee Shareholders”). Through the Contractual Agreements, the Nominee Shareholders effectively assigned all their voting rights underlying their equity interests in the VIE to the WFOE, which the Company immediately re-assigned to their board of directors or any officer authorized by the board of directors via resolutions executed by the Company. Therefore, the Company has the power to direct the activities of the VIE that most significantly impact its economic performance. The Company also has the right to receive economic benefits via the WFOE, and the obligation to absorb losses of the VIE, that potentially could be significant to the VIE. Based on the above, the Company consolidates the VIE in accordance with SEC Regulation SX-3A-02 and Accounting Standards Codification (“ASC”) 810, Consolidation (“ASC 810”).

1.Organization and Principal Activities (Continued)

The following is a summary of the Contractual Agreements:

Voting Rights Proxy Agreement

Pursuant to the voting rights proxy agreement entered into on September 19, 2018 amongst the WFOE, Guangzhou Onion and its Nominee Shareholders, each Nominee Shareholder irrevocably authorizes WFOE, or its designee(s) to act as his, her or its attorney-in-fact to exercise any and all rights that such shareholder has in respect of his, her or its equity interest in Guangzhou Onion on such Nominee shareholders’ behalf, including but not limited to proposing to convene or attend shareholder meetings, signing resolutions and minutes of such meetings, exercising all the rights as shareholders in such meeting (including but not limited to voting rights, nomination rights and appointment rights), and the right to sell, transfer, pledge or dispose of all the equity interest held in part or in whole, and exercising all other rights as shareholders. The WFOE has the right to replace the authorized attorney-in-fact at any time upon written notice without consent from the Nominee Shareholders. This agreement is not terminated until all the equity interest or all assets of Guangzhou Onion have been transferred to the WFOE or its designee(s). The WFOE may terminate the agreement at its sole discretion.

Exclusive Call Option Agreement

Pursuant to the exclusive call option agreement entered into on September 19, 2018 amongst the WFOE, Guangzhou Onion and its Nominee Shareholders, the Nominee Shareholders irrevocably granted the WFOE an exclusive purchase option to request the Nominee Shareholders to transfer or sell all or part of their equity interests in Guangzhou Onion to the WFOE, or its designee(s). The purchase price of the equity interests in Guangzhou Onion is equal to the minimum price required by PRC law. Guangzhou Onion also irrevocably granted the WFOE an exclusive asset purchase option whereby the WFOE has the right to purchase or designate another party to purchase all or part of Guangzhou Onion’s assets as permitted under the PRC laws. The purchase price of Guangzhou Onion’s assets is equal to the minimum price as permitted by applicable PRC law. Any proceeds received by the Nominee Shareholders from the exercise of the right shall be remitted to the WFOE or its designee(s). Without prior written consent of the WFOE, Guangzhou Onion and its Nominee Shareholders may not sell or otherwise dispose of their equity interests, create or allow any encumbrance on their equity interests, merge with or acquire any other persons or make any investments, sell or otherwise dispose of its assets except when in the ordinary course of business, execute any material contracts or any contracts conflicting with existing contracts, provide any loans or guarantees, amend its articles of association, increase or decrease the register capital, and request any dividends or other form of assets. The Nominee Shareholders cannot request the distribution of any dividends or other form of assets. If dividends or other form of assets were distributed, the Nominee Shareholders are required to transfer all received distribution to the WFOE or its designee(s). This agreement is not terminated until all the equity interests or all assets of Guangzhou Onion have been transferred to the WFOE or its designee(s). The WFOE may terminate the agreement at its sole discretion.

Pursuant to the exclusive business cooperation agreement entered into on September 19, 2018 between the WFOE and Guangzhou Onion, the WFOE has an exclusive right to provide business support, technology services and consulting services to Guangzhou Onion and its subsidiaries. In exchange for these services, Guangzhou Onion will pay a service fee equal to 100% of the consolidated net profits of Guangzhou Onion, which is adjustable at the sole discretion of the WFOE. Without the WFOE’s prior written consent, Guangzhou Onion may not procure services from any third party or enter into similar service arrangements with any other third party, while the WFOE has the right to designate any party to provide such services. The agreement will remain in effect for ten years and automatically renew for ten years unless the WFOE unilaterally terminates the agreement by giving written notification or when all the equity interests or all assets of Guangzhou Onion have been transferred to the WFOE or its designee(s). In no circumstances may Guangzhou Onion terminate this agreement.

1.	Organization and Principal Activities (Continued)

Equity Interest Pledge Agreement

Pursuant to the equity interest pledge agreement entered into on September 19, 2018 amongst the WFOE, Guangzhou Onion and its Nominee Shareholders, the Nominee Shareholders have pledged all of their respective equity interests in Guangzhou Onion to the WFOE to guarantee the performance of Guangzhou Onion and their obligations under the voting rights proxy agreement, exclusive call option agreement and exclusive business cooperation agreement described above. The WFOE or its designee(s) will have the right to receive all of Guangzhou Onion’s dividends and profits distributed on the pledged equity. If Guangzhou Onion or any of its Nominee Shareholders breaches its contractual obligations, the WFOE is entitled to certain rights regarding the pledged equity interests, including the right to receive proceeds from the auction or sale of all or part of the pledged equity interests of Guangzhou Onion in accordance with the applicable PRC laws. The Nominee Shareholders agree not to create any encumbrance on or otherwise transfer or dispose of their respective equity interests in Guangzhou Onion, without the prior written consent of the WFOE. This agreement is not terminated until Guangzhou Onion and its Nominee Shareholders fulfill all the contractual obligations under the Contractual Agreements or the termination of this agreement either at the WFOE’s sole discretion or when all of the equity interest in or the assets of Guangzhou Onion have been transferred to the WFOE under the exclusive call option agreement.

Financial support letter

Pursuant to the financial support letter, the Company is obligated and hereby undertakes to provide unlimited financial support to Guangzhou Onion, to the extent permissible under the applicable PRC laws and regulations. The Company agrees to forego the right to seek repayment in the event if Guangzhou Onion is unable to repay such funding.

Resolutions of all shareholders and resolution of the board of directors of the Company

The shareholders and the board of directors resolved that the board of directors or any officer authorized by the board of directors shall cause the WFOE to exercise its rights under the voting rights proxy agreement and the exclusive call option agreement.

On September 26, 2020, the WFOE, the VIE and its Nominee Shareholders entered into an amended and restated voting rights proxy agreement, an amended and restated exclusive call option agreement, an amended and restated exclusive business cooperation agreement and an amended and restated equity interest pledge agreement (the “amended and restated VIE agreements”) to reflect legal entity name changes to the WFOE and the VIE and there were no other material changes to the amended and restated VIE agreements from the summary of terms disclosed above. Therefore, as the Company continues to have the power to direct the activities of the VIE that most significantly impact its economic performance and the obligation to absorb losses of the VIE and the right to receive economic benefits of the VIE that potentially could be significant to the VIE, there was no financial impact to the consolidated financial statements.

Based on the opinion of the Company’s legal counsel, (i) the ownership structure of the WFOE, the VIE and subsidiaries of the VIE are not in violation with applicable PRC laws and regulations currently in effect; (ii) each of the Contractual Agreements are valid, binding and enforceable, and do not result in any violation of PRC laws or regulations currently in effect; and (iii) the financial support letter issued by the Company to the VIE, will not conflict with or result in a breach of the memorandum and articles of association of the Company or any laws, public rule or regulations currently in force in the Cayman Islands.

1.	Organization and Principal Activities (Continued)

However, uncertainties in the PRC legal system could cause the relevant regulatory authorities to find the current Contractual Agreements and businesses to be in violation of any existing or future PRC laws or regulations. If the Company, the WFOE or any of their current or future VIE are found in violation of any existing or future laws or regulations, or fail to obtain or maintain any of the required permits or approvals, the relevant PRC regulatory authorities would have broad discretion in dealing with such violations, which may include, but not limited to, revocation of business and operating licenses, being required to discontinue or restrict its business operations, restriction of the Group’s right to collect revenues, being required to restructure its operations imposition of additional conditions or requirements with which the Group may not be able to comply, or other regulatory or enforcement actions against the Group that could be harmful to its business. The imposition of any of these or other penalties may result in a material and adverse effect on the Group’s ability to conduct its business. As a result, the Company may not be able to direct the activities of the VIE that most significantly impact the VIE’s economic performance, which may result in deconsolidation of the VIE.

The following financial statement balances and amounts of the Group’s VIE and its subsidiaries were included in the accompanying consolidated financial statements:

	As of December 31,
	2020	2021
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	111,385	81,106	12,728
Restricted cash	8,014	11,017	1,729
Short-term investments	73,160	—	—
Accounts receivable, net	1,233	2,268	356
Inventories, net	3,157	13,493	2,117
Loans receivable, net	5,575	—	—
Prepayments and other current assets	40,616	25,493	4,000
Amounts due from related parties	5,488	13	2
Amount due from the Company and its subsidiaries	329,943	246,688	38,711
Total current assets	578,571	380,078	59,643
Non-current assets:
Property and equipment, net	9,200	10,908	1,712
Deferred tax assets	4,582	15,891	2,494
Total non-current assets	13,782	26,799	4,206
Total assets	592,353	406,877	63,849
LIABILITIES
Current liabilities:
Short-term bank loans	24,200	—	—
Accounts payable	26,527	1,477	232
Customers advances and deferred revenue	64,110	812	127
Amounts due to related parties	—	4	1
Income tax payable	7,237	556	87
Accrued expenses and other current liabilities	59,338	45,154	7,086
Amounts due to the Company and its subsidiaries	116,867	67,661	10,617
Total current liabilities	298,279	115,664	18,150
Total liabilities	298,279	115,664	18,150

1.	Organization and Principal Activities (Continued)

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Revenues	1,072,305	291,744	111,092	43,314
Net income/(loss)	31,942	4,117	(149,932)	(23,528)
Net cash used in operating activities	83,373	(2,736)	(98,792)	(15,503)
Net cash (used in)/generated from investing activities	(64,931)	(17,132)	79,446	12,467
Net cash generated from/(used in) financing activities	1,924	23,315	(7,770)	(1,219)
Effect of exchange rate on cash, cash equivalents and restricted cash	(74)	(1)	(160)	(25)
Net increase/(decrease) in cash, cash equivalents and restricted cash	20,292	3,446	(27,276)	(4,280)

Other than the amounts due to the Company and its subsidiaries (which are eliminated upon consolidation), all remaining liabilities of the VIE are without recourse to the primary beneficiary. The Company did not provide or intend to provide financial or other supports that are not previously contractually required to the VIE and subsidiaries of the VIE during the periods presented.

The revenue-producing assets that are held by the VIE and its subsidiaries comprise mainly of permits, domain names, IP rights, operating licenses and fixed assets. The VIE and its subsidiaries contributed an aggregate of 38%, 8% and 4% of the Group’s consolidated revenues for the years ended December 31, 2019, 2020 and 2021, respectively, after elimination of inter-company transactions. During 2019, 2020 and 2021, the VIE earned inter-company revenues in the amounts of RMB50,521, RMB76,606 and RMB164,910(US$25,878), respectively. In addition, the impact amount of inter-company transactions on net income of the VIE is RMB44,292, RMB75,174 for the years ended December 31, 2019 and 2020, and that on net loss of the VIE is RMB147,660 (US$23,171) for the year ended December 31,2021. There are no consolidated assets of the VIE and its subsidiaries that are pledged or collateralized for the VIE and its subsidiaries’ obligations which can only be used to settle the VIE and its subsidiaries’ obligations, except for the VIE and its subsidiaries’ registered capital and statutory reserves. Relevant PRC laws and regulations restrict a VIE from transferring a portion of its net assets, equivalent to the balance of its statutory reserves and its share capital, to the Company in the form of loans and advances or cash dividends. Creditors of the VIE and its subsidiaries do not have recourse to the general credit of the Company for any of the liabilities of the VIE and its subsidiaries. There were no other pledges or collateralization of the assets of the VIE and its subsidiaries.